Business Acquisition - Schedule of Business Acquisition Assets and Labilities (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
MotherLode Craft Distillery, LLC [Member]
Consideration given	$ 377,000
Cash (overdraft)	7,062
Accounts receivable
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list and license	376,431
Goodwill	28,182
Accounts payable	(5,180)
Customer deposits	(179,233)
Accrued liabilities
Notes payable
Total assets and liabilities assumed	377,000
Big Bottom Distilling, LLC [Member]
Consideration given	134,858
Noncontrolling interests	149,842
Total value of acquisition	149,842
Cash (overdraft)	(2,521)
Accounts receivable	6,224
Inventory	129,922
Property and equipment	22,717
Intangible assets - customer list and license	25,000
Goodwill	193,374
Accounts payable	(52,841)
Customer deposits
Accrued liabilities	(172,033)
Notes payable	(172,033)
Total assets and liabilities assumed	$ 149,842